Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Central Index Key	dei_EntityCentralIndexKey	0001018973
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

Nuveen Kansas Municipal Bond Fund
Nuveen Kansas Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Kansas state and, in some cases, Kansas local income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Kansas Municipal Bond Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	15	15
[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Kansas Municipal Bond Fund	Class A	Class B	Class C	Class I
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.75%	none
Total Other Expenses:	0.10%	0.10%	0.10%	0.10%
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%
Other Expenses	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.83%	1.58%	1.38%	0.63%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Kansas Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	501	561	140	64
3 Years	674	799	437	202
5 Years	861	960	755	351
10 Years	1,402	1,677	1,657	786

No Redemption
Expense Example, No Redemption - Nuveen Kansas Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	501	161	140	64
3 Years	674	499	437	202
5 Years	861	860	755	351
10 Years	1,402	1,677	1,657	786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Kansas personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Kansas, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of June 30, 2011 was 4.53%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.77% and -4.35%, respectively, for the quarters ended March 31,2009 and December 31, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Kansas Municipal Bond Fund	1 Year	5 Year	10 Year
Class A	(2.31%)	2.61%	3.95%
Class A Returns After Taxes: On Distributions	(2.31%)	2.60%	3.95%
Class A Returns After Taxes: On Distributions and Sales of Shares	(0.10%)	2.82%	4.01%
Class B	(2.82%)	2.54%	3.78%
Class C	1.41%	2.93%	3.83%
Class I	2.16%	3.71%	4.61%
Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.83%	4.82%
Standard & Poor's (S&P) Kansas Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.80%	4.19%	5.03%
Lipper Peer Group (reflects no deduction for taxes or certain expenses)	1.11%	2.90%	3.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Kansas Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Total Other Expenses:	rr_OtherExpensesOverAssets	0.10%
Interest and Related Expenses from Inverse Floaters	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	501
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,402
1 Year	rr_ExpenseExampleNoRedemptionYear01	501
3 Years	rr_ExpenseExampleNoRedemptionYear03	674
5 Years	rr_ExpenseExampleNoRedemptionYear05	861
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,402
Annual Return 2001	rr_AnnualReturn2001	4.93%	[2]
Annual Return 2002	rr_AnnualReturn2002	8.77%	[2]
Annual Return 2003	rr_AnnualReturn2003	4.39%	[2]
Annual Return 2004	rr_AnnualReturn2004	5.29%	[2]
Annual Return 2005	rr_AnnualReturn2005	3.33%	[2]
Annual Return 2006	rr_AnnualReturn2006	4.03%	[2]
Annual Return 2007	rr_AnnualReturn2007	2.63%	[2]
Annual Return 2008	rr_AnnualReturn2008	(6.51%)	[2]
Annual Return 2009	rr_AnnualReturn2009	16.70%	[2]
Annual Return 2010	rr_AnnualReturn2010	1.93%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Class��A year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.35%)
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Year	rr_AverageAnnualReturnYear05	2.61%
10 Year	rr_AverageAnnualReturnYear10	3.95%
Nuveen Kansas Municipal Bond Fund | Class A | Returns After Taxes: On Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Year	rr_AverageAnnualReturnYear05	2.60%
10 Year	rr_AverageAnnualReturnYear10	3.95%
Nuveen Kansas Municipal Bond Fund | Class A | Returns After Taxes: On Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Year	rr_AverageAnnualReturnYear05	2.82%
10 Year	rr_AverageAnnualReturnYear10	4.01%
Nuveen Kansas Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Total Other Expenses:	rr_OtherExpensesOverAssets	0.10%
Interest and Related Expenses from Inverse Floaters	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	561
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	960
10 Years	rr_ExpenseExampleYear10	1,677
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	499
5 Years	rr_ExpenseExampleNoRedemptionYear05	860
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,677
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
5 Year	rr_AverageAnnualReturnYear05	2.54%
10 Year	rr_AverageAnnualReturnYear10	3.78%
Nuveen Kansas Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Other Expenses:	rr_OtherExpensesOverAssets	0.10%
Interest and Related Expenses from Inverse Floaters	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,657
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Year	rr_AverageAnnualReturnYear05	2.93%
10 Year	rr_AverageAnnualReturnYear10	3.83%
Nuveen Kansas Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses:	rr_OtherExpensesOverAssets	0.10%
Interest and Related Expenses from Inverse Floaters	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	786
1 Year	rr_AverageAnnualReturnYear01	2.16%
5 Year	rr_AverageAnnualReturnYear05	3.71%
10 Year	rr_AverageAnnualReturnYear10	4.61%
Nuveen Kansas Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Kansas Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Kansas state and, in some cases, Kansas local income taxes as is consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Kansas personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Kansas, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.77% and -4.35%, respectively, for the quarters ended March 31,2009 and December 31, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Kansas Municipal Bond Fund | Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Year	rr_AverageAnnualReturnYear05	3.83%
10 Year	rr_AverageAnnualReturnYear10	4.82%
Nuveen Kansas Municipal Bond Fund | Standard & Poor's (S&P) Kansas Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Year	rr_AverageAnnualReturnYear05	4.19%
10 Year	rr_AverageAnnualReturnYear10	5.03%
Nuveen Kansas Municipal Bond Fund | Lipper Peer Group (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Year	rr_AverageAnnualReturnYear05	2.90%
10 Year	rr_AverageAnnualReturnYear10	3.81%

[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[2]	Class A year-to-date total return as of June 30, 2011 was 4.53%.

Nuveen Kentucky Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Kentucky state and, in some cases, Kentucky local income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Kentucky Municipal Bond Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	15	15
[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Kentucky Municipal Bond Fund	Class A	Class B	Class C	Class I
Management Fees	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.75%	none
Other Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.35%	0.60%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Kentucky Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	498	558	137	61
3 Years	665	790	428	192
5 Years	846	945	739	335
10 Years	1,368	1,643	1,624	750

No Redemption
Expense Example, No Redemption - Nuveen Kentucky Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	498	158	137	61
3 Years	665	490	428	192
5 Years	846	845	739	335
10 Years	1,368	1,643	1,624	750

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Kentucky personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Kentucky, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of June 30, 2011 was 3.82%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.84% and -3.82%,respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Kentucky Municipal Bond Fund	1 Year	5 Year	10 Year
Class A	(1.67%)	2.45%	3.95%
Class A Returns After Taxes: On Distributions	(1.67%)	2.41%	3.92%
Class A Returns After Taxes: On Distributions and Sales of Shares	0.32%	2.67%	4.01%
Class B	(2.02%)	2.39%	3.78%
Class C	2.19%	2.77%	3.83%
Class I	2.86%	3.54%	4.59%
Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.83%	4.82%
Standard & Poor's (S&P) Kentucky Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.66%	3.18%	4.36%
Lipper Peer Group (reflects no deduction for taxes or certain expenses)	1.11%	2.90%	3.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Kentucky Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	498
3 Years	rr_ExpenseExampleYear03	665
5 Years	rr_ExpenseExampleYear05	846
10 Years	rr_ExpenseExampleYear10	1,368
1 Year	rr_ExpenseExampleNoRedemptionYear01	498
3 Years	rr_ExpenseExampleNoRedemptionYear03	665
5 Years	rr_ExpenseExampleNoRedemptionYear05	846
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,368
Annual Return 2001	rr_AnnualReturn2001	4.83%	[2]
Annual Return 2002	rr_AnnualReturn2002	8.26%	[2]
Annual Return 2003	rr_AnnualReturn2003	5.91%	[2]
Annual Return 2004	rr_AnnualReturn2004	4.68%	[2]
Annual Return 2005	rr_AnnualReturn2005	3.68%	[2]
Annual Return 2006	rr_AnnualReturn2006	4.41%	[2]
Annual Return 2007	rr_AnnualReturn2007	2.62%	[2]
Annual Return 2008	rr_AnnualReturn2008	(6.12%)	[2]
Annual Return 2009	rr_AnnualReturn2009	14.12%	[2]
Annual Return 2010	rr_AnnualReturn2010	2.66%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A year-to-date return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.82%)
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
5 Year	rr_AverageAnnualReturnYear05	2.45%
10 Year	rr_AverageAnnualReturnYear10	3.95%
Nuveen Kentucky Municipal Bond Fund | Class A | Returns After Taxes: On Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
5 Year	rr_AverageAnnualReturnYear05	2.41%
10 Year	rr_AverageAnnualReturnYear10	3.92%
Nuveen Kentucky Municipal Bond Fund | Class A | Returns After Taxes: On Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Year	rr_AverageAnnualReturnYear05	2.67%
10 Year	rr_AverageAnnualReturnYear10	4.01%
Nuveen Kentucky Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	558
3 Years	rr_ExpenseExampleYear03	790
5 Years	rr_ExpenseExampleYear05	945
10 Years	rr_ExpenseExampleYear10	1,643
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	845
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,643
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Year	rr_AverageAnnualReturnYear05	2.39%
10 Year	rr_AverageAnnualReturnYear10	3.78%
Nuveen Kentucky Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Year	rr_AverageAnnualReturnYear05	2.77%
10 Year	rr_AverageAnnualReturnYear10	3.83%
Nuveen Kentucky Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	192
5 Years	rr_ExpenseExampleNoRedemptionYear05	335
10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Year	rr_AverageAnnualReturnYear05	3.54%
10 Year	rr_AverageAnnualReturnYear10	4.59%
Nuveen Kentucky Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Kentucky Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Kentucky state and, in some cases, Kentucky local income taxes as is consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Kentucky personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Kentucky, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.84% and -3.82%,respectively, for the quarters ended September 30, 2009 and December 31, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Kentucky Municipal Bond Fund | Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Year	rr_AverageAnnualReturnYear05	3.83%
10 Year	rr_AverageAnnualReturnYear10	4.82%
Nuveen Kentucky Municipal Bond Fund | Standard & Poor's (S&P) Kentucky Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Year	rr_AverageAnnualReturnYear05	3.18%
10 Year	rr_AverageAnnualReturnYear10	4.36%
Nuveen Kentucky Municipal Bond Fund | Lipper Peer Group (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Year	rr_AverageAnnualReturnYear05	2.90%
10 Year	rr_AverageAnnualReturnYear10	3.81%

[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[2]	Class A year-to-date return as of June 30, 2011 was 3.82%.

Nuveen Michigan Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Michigan state and, in some cases, Michigan local income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Michigan Municipal Bond Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	15	15
[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Michigan Municipal Bond Fund	Class A	Class B	Class C	Class I
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.75%	none
Other Expenses	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.39%	0.64%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Michigan Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	502	562	142	65
3 Years	677	802	440	205
5 Years	866	966	761	357
10 Years	1,414	1,688	1,669	798

No Redemption
Expense Example, No Redemption - Nuveen Michigan Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	502	162	142	65
3 Years	677	502	440	205
5 Years	866	866	761	357
10 Years	1,414	1,688	1,669	798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Michigan personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Michigan,the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state and therefore the value of the fund's investment portfolio.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of June 30, 2011 was 4.62%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.72% and -4.08%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Michigan Municipal Bond Fund	1 Year	5 Year	10 Year
Class A	(2.46%)	2.27%	3.93%
Class A Returns After Taxes: On Distributions	(2.46%)	2.24%	3.87%
Class A Returns After Taxes: On Distributions and Sales of Shares	(0.18%)	2.54%	3.99%
Class B	(2.87%)	2.20%	3.77%
Class C	1.30%	2.59%	3.81%
Class I	2.06%	3.35%	4.59%
Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.83%	4.82%
Standard & Poor's (S&P) Michigan Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.39%	3.71%	4.80%
Lipper Peer Group (reflects no deduction for taxes or certain expenses)	1.44%	2.93%	3.97%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Michigan Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	502
3 Years	rr_ExpenseExampleYear03	677
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,414
1 Year	rr_ExpenseExampleNoRedemptionYear01	502
3 Years	rr_ExpenseExampleNoRedemptionYear03	677
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,414
Annual Return 2001	rr_AnnualReturn2001	5.86%	[2]
Annual Return 2002	rr_AnnualReturn2002	9.43%	[2]
Annual Return 2003	rr_AnnualReturn2003	3.98%	[2]
Annual Return 2004	rr_AnnualReturn2004	5.54%	[2]
Annual Return 2005	rr_AnnualReturn2005	3.37%	[2]
Annual Return 2006	rr_AnnualReturn2006	4.89%	[2]
Annual Return 2007	rr_AnnualReturn2007	2.45%	[2]
Annual Return 2008	rr_AnnualReturn2008	(5.25%)	[2]
Annual Return 2009	rr_AnnualReturn2009	12.67%	[2]
Annual Return 2010	rr_AnnualReturn2010	1.85%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A year-to-date return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.08%)
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Year	rr_AverageAnnualReturnYear05	2.27%
10 Year	rr_AverageAnnualReturnYear10	3.93%
Nuveen Michigan Municipal Bond Fund | Class A | Returns After Taxes: On Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Year	rr_AverageAnnualReturnYear05	2.24%
10 Year	rr_AverageAnnualReturnYear10	3.87%
Nuveen Michigan Municipal Bond Fund | Class A | Returns After Taxes: On Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Year	rr_AverageAnnualReturnYear05	2.54%
10 Year	rr_AverageAnnualReturnYear10	3.99%
Nuveen Michigan Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	562
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	1,688
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 Year	rr_AverageAnnualReturnYear05	2.20%
10 Year	rr_AverageAnnualReturnYear10	3.77%
Nuveen Michigan Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	761
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,669
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Year	rr_AverageAnnualReturnYear05	2.59%
10 Year	rr_AverageAnnualReturnYear10	3.81%
Nuveen Michigan Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	205
5 Years	rr_ExpenseExampleNoRedemptionYear05	357
10 Years	rr_ExpenseExampleNoRedemptionYear10	798
1 Year	rr_AverageAnnualReturnYear01	2.06%
5 Year	rr_AverageAnnualReturnYear05	3.35%
10 Year	rr_AverageAnnualReturnYear10	4.59%
Nuveen Michigan Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Michigan Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Michigan state and, in some cases, Michigan local income taxes as is consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Michigan personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Michigan,the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state and therefore the value of the fund's investment portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.72% and -4.08%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Michigan Municipal Bond Fund | Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Year	rr_AverageAnnualReturnYear05	3.83%
10 Year	rr_AverageAnnualReturnYear10	4.82%
Nuveen Michigan Municipal Bond Fund | Standard & Poor's (S&P) Michigan Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Year	rr_AverageAnnualReturnYear05	3.71%
10 Year	rr_AverageAnnualReturnYear10	4.80%
Nuveen Michigan Municipal Bond Fund | Lipper Peer Group (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.44%
5 Year	rr_AverageAnnualReturnYear05	2.93%
10 Year	rr_AverageAnnualReturnYear10	3.97%

[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[2]	Class A year-to-date return as of June 30, 2011 was 4.62%.

Nuveen Missouri Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Missouri state and, in some cases, Missouri local income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Missouri Municipal Bond Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	15	15
[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Missouri Municipal Bond Fund	Class A	Class B	Class C	Class I
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.75%	none
Other Expenses	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.37%	0.62%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Missouri Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	500	560	139	63
3 Years	671	796	434	199
5 Years	856	955	750	346
10 Years	1,391	1,666	1,646	774

No Redemption
Expense Example, No Redemption - Nuveen Missouri Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	500	160	139	63
3 Years	671	496	434	199
5 Years	856	855	750	346
10 Years	1,391	1,666	1,646	774

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Missouri personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Missouri, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of June 30, 2011 was 5.07%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.87% and -4.83%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Missouri Municipal Bond Fund	1 Year	5 Year	10 Year
Class A	(1.42%)	2.41%	3.97%
Class A Returns After Taxes: On Distributions	(1.42%)	2.39%	3.95%
Class A Returns After Taxes: On Distributions and Sales of Shares	0.58%	2.67%	4.04%
Class B	(1.74%)	2.36%	3.79%
Class C	2.41%	2.73%	3.83%
Class I	3.27%	3.49%	4.62%
Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.83%	4.82%
Standard & Poor's (S&P) Missouri Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.40%	3.92%	4.96%
Lipper Peer Group (reflects no deduction for taxes or certain expenses)	1.11%	2.90%	3.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Missouri Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	500
3 Years	rr_ExpenseExampleYear03	671
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	1,391
1 Year	rr_ExpenseExampleNoRedemptionYear01	500
3 Years	rr_ExpenseExampleNoRedemptionYear03	671
5 Years	rr_ExpenseExampleNoRedemptionYear05	856
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,391
Annual Return 2001	rr_AnnualReturn2001	5.41%	[2]
Annual Return 2002	rr_AnnualReturn2002	7.97%	[2]
Annual Return 2003	rr_AnnualReturn2003	5.23%	[2]
Annual Return 2004	rr_AnnualReturn2004	4.92%	[2]
Annual Return 2005	rr_AnnualReturn2005	4.20%	[2]
Annual Return 2006	rr_AnnualReturn2006	4.67%	[2]
Annual Return 2007	rr_AnnualReturn2007	1.73%	[2]
Annual Return 2008	rr_AnnualReturn2008	(9.60%)	[2]
Annual Return 2009	rr_AnnualReturn2009	18.69%	[2]
Annual Return 2010	rr_AnnualReturn2010	2.94%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.83%)
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Year	rr_AverageAnnualReturnYear05	2.41%
10 Year	rr_AverageAnnualReturnYear10	3.97%
Nuveen Missouri Municipal Bond Fund | Class A | Returns After Taxes: On Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Year	rr_AverageAnnualReturnYear05	2.39%
10 Year	rr_AverageAnnualReturnYear10	3.95%
Nuveen Missouri Municipal Bond Fund | Class A | Returns After Taxes: On Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.58%
5 Year	rr_AverageAnnualReturnYear05	2.67%
10 Year	rr_AverageAnnualReturnYear10	4.04%
Nuveen Missouri Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	560
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	1,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,666
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
5 Year	rr_AverageAnnualReturnYear05	2.36%
10 Year	rr_AverageAnnualReturnYear10	3.79%
Nuveen Missouri Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	750
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Year	rr_AverageAnnualReturnYear05	2.73%
10 Year	rr_AverageAnnualReturnYear10	3.83%
Nuveen Missouri Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	774
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Year	rr_AverageAnnualReturnYear05	3.49%
10 Year	rr_AverageAnnualReturnYear10	4.62%
Nuveen Missouri Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Missouri Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Missouri state and, in some cases, Missouri local income taxes as is consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Missouri personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Missouri, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.87% and -4.83%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Missouri Municipal Bond Fund | Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Year	rr_AverageAnnualReturnYear05	3.83%
10 Year	rr_AverageAnnualReturnYear10	4.82%
Nuveen Missouri Municipal Bond Fund | Standard & Poor's (S&P) Missouri Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Year	rr_AverageAnnualReturnYear05	3.92%
10 Year	rr_AverageAnnualReturnYear10	4.96%
Nuveen Missouri Municipal Bond Fund | Lipper Peer Group (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Year	rr_AverageAnnualReturnYear05	2.90%
10 Year	rr_AverageAnnualReturnYear10	3.81%

[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[2]	Class A year-to-date total return as of June 30, 2011 was 5.07%.

Nuveen Ohio Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Ohio state and, in some cases, Ohio local income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Ohio Municipal Bond Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	15	15
[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Ohio Municipal Bond Fund	Class A	Class B	Class C	Class I
Management Fees	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.75%	none
Other Expenses	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.37%	0.62%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Ohio Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	500	560	139	63
3 Years	671	796	434	199
5 Years	856	955	750	346
10 Years	1,391	1,666	1,646	774

No Redemption
Expense Example, No Redemption - Nuveen Ohio Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	500	160	139	63
3 Years	671	496	434	199
5 Years	856	855	750	346
10 Years	1,391	1,666	1,646	774

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Ohio personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Ohio, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of June 30, 2011 was 4.82%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.00% and -4.22%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Ohio Municipal Bond Fund	1 Year	5 Year	10 Year
Class A	(3.13%)	2.45%	3.85%
Class A Returns After Taxes: On Distributions	(3.15%)	2.39%	3.82%
Class A Returns After Taxes: On Distributions and Sales of Shares	(0.63%)	2.68%	3.93%
Class B	(3.49%)	2.38%	3.68%
Class C	0.51%	2.74%	3.73%
Class I	1.27%	3.52%	4.50%
Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.83%	4.82%
Standard & Poor's (S&P) Ohio Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.68%	3.14%	4.44%
Lipper Peer Group (reflects no deduction for taxes or certain expenses)	0.95%	2.95%	3.77%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Ohio Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	500
3 Years	rr_ExpenseExampleYear03	671
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	1,391
1 Year	rr_ExpenseExampleNoRedemptionYear01	500
3 Years	rr_ExpenseExampleNoRedemptionYear03	671
5 Years	rr_ExpenseExampleNoRedemptionYear05	856
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,391
Annual Return 2001	rr_AnnualReturn2001	3.81%	[2]
Annual Return 2002	rr_AnnualReturn2002	8.78%	[2]
Annual Return 2003	rr_AnnualReturn2003	5.64%	[2]
Annual Return 2004	rr_AnnualReturn2004	4.86%	[2]
Annual Return 2005	rr_AnnualReturn2005	3.40%	[2]
Annual Return 2006	rr_AnnualReturn2006	4.23%	[2]
Annual Return 2007	rr_AnnualReturn2007	2.30%	[2]
Annual Return 2008	rr_AnnualReturn2008	(4.26%)	[2]
Annual Return 2009	rr_AnnualReturn2009	14.06%	[2]
Annual Return 2010	rr_AnnualReturn2010	1.14%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Class��A year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.22%)
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Year	rr_AverageAnnualReturnYear05	2.45%
10 Year	rr_AverageAnnualReturnYear10	3.85%
Nuveen Ohio Municipal Bond Fund | Class A | Returns After Taxes: On Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Year	rr_AverageAnnualReturnYear05	2.39%
10 Year	rr_AverageAnnualReturnYear10	3.82%
Nuveen Ohio Municipal Bond Fund | Class A | Returns After Taxes: On Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.63%)
5 Year	rr_AverageAnnualReturnYear05	2.68%
10 Year	rr_AverageAnnualReturnYear10	3.93%
Nuveen Ohio Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	560
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	1,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,666
1 Year	rr_AverageAnnualReturnYear01	(3.49%)
5 Year	rr_AverageAnnualReturnYear05	2.38%
10 Year	rr_AverageAnnualReturnYear10	3.68%
Nuveen Ohio Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	750
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Year	rr_AverageAnnualReturnYear05	2.74%
10 Year	rr_AverageAnnualReturnYear10	3.73%
Nuveen Ohio Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	774
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Year	rr_AverageAnnualReturnYear05	3.52%
10 Year	rr_AverageAnnualReturnYear10	4.50%
Nuveen Ohio Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Ohio Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Ohio state and, in some cases, Ohio local income taxes as is consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Ohio personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Ohio, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.00% and -4.22%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Ohio Municipal Bond Fund | Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Year	rr_AverageAnnualReturnYear05	3.83%
10 Year	rr_AverageAnnualReturnYear10	4.82%
Nuveen Ohio Municipal Bond Fund | Standard & Poor's (S&P) Ohio Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Year	rr_AverageAnnualReturnYear05	3.14%
10 Year	rr_AverageAnnualReturnYear10	4.44%
Nuveen Ohio Municipal Bond Fund | Lipper Peer Group (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Year	rr_AverageAnnualReturnYear05	2.95%
10 Year	rr_AverageAnnualReturnYear10	3.77%

[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[2]	Class A year-to-date total return as of June 30, 2011 was 4.82%.

Nuveen Wisconsin Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Wisconsin state and, in some cases, Wisconsin local income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Wisconsin Municipal Bond Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	15	15
[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Wisconsin Municipal Bond Fund	Class A	Class B	Class C	Class I
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.75%	none
Other Expenses	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	0.87%	1.62%	1.42%	0.67%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Wisconsin Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	505	565	145	68
3 Years	686	811	449	214
5 Years	882	981	776	373
10 Years	1,448	1,721	1,702	835

No Redemption
Expense Example, No Redemption - Nuveen Wisconsin Municipal Bond Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	505	165	145	68
3 Years	686	511	449	214
5 Years	882	881	776	373
10 Years	1,448	1,721	1,702	835

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Wisconsin personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Wisconsin, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of June 30, 2011 was 5.07%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 7.86% and -5.23%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Wisconsin Municipal Bond Fund	1 Year	5 Year	10 Year
Class A	(2.56%)	2.41%	3.74%
Class A Returns After Taxes: On Distributions	(2.56%)	2.40%	3.73%
Class A Returns After Taxes: On Distributions and Sales of Shares	(0.38%)	2.60%	3.78%
Class B	(2.90%)	2.34%	3.57%
Class C	1.21%	2.69%	3.62%
Class I	2.07%	3.47%	4.40%
Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.83%	4.82%
Standard & Poor's (S&P) Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.01%	4.63%	5.55%
Lipper Peer Group (reflects no deduction for taxes or certain expenses)	1.11%	2.90%	3.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Wisconsin Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	505
3 Years	rr_ExpenseExampleYear03	686
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,448
1 Year	rr_ExpenseExampleNoRedemptionYear01	505
3 Years	rr_ExpenseExampleNoRedemptionYear03	686
5 Years	rr_ExpenseExampleNoRedemptionYear05	882
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,448
Annual Return 2001	rr_AnnualReturn2001	4.28%	[2]
Annual Return 2002	rr_AnnualReturn2002	9.04%	[2]
Annual Return 2003	rr_AnnualReturn2003	4.65%	[2]
Annual Return 2004	rr_AnnualReturn2004	4.42%	[2]
Annual Return 2005	rr_AnnualReturn2005	3.23%	[2]
Annual Return 2006	rr_AnnualReturn2006	4.29%	[2]
Annual Return 2007	rr_AnnualReturn2007	1.93%	[2]
Annual Return 2008	rr_AnnualReturn2008	(6.35%)	[2]
Annual Return 2009	rr_AnnualReturn2009	16.06%	[2]
Annual Return 2010	rr_AnnualReturn2010	1.74%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Class��A year-to-date return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.23%)
1 Year	rr_AverageAnnualReturnYear01	(2.56%)
5 Year	rr_AverageAnnualReturnYear05	2.41%
10 Year	rr_AverageAnnualReturnYear10	3.74%
Nuveen Wisconsin Municipal Bond Fund | Class A | Returns After Taxes: On Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.56%)
5 Year	rr_AverageAnnualReturnYear05	2.40%
10 Year	rr_AverageAnnualReturnYear10	3.73%
Nuveen Wisconsin Municipal Bond Fund | Class A | Returns After Taxes: On Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Year	rr_AverageAnnualReturnYear05	2.60%
10 Year	rr_AverageAnnualReturnYear10	3.78%
Nuveen Wisconsin Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	565
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	1,721
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,721
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Year	rr_AverageAnnualReturnYear05	2.34%
10 Year	rr_AverageAnnualReturnYear10	3.57%
Nuveen Wisconsin Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Year	rr_AverageAnnualReturnYear05	2.69%
10 Year	rr_AverageAnnualReturnYear10	3.62%
Nuveen Wisconsin Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Year	rr_AverageAnnualReturnYear05	3.47%
10 Year	rr_AverageAnnualReturnYear10	4.40%
Nuveen Wisconsin Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Wisconsin Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Wisconsin state and, in some cases, Wisconsin local income taxes as is consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Wisconsin personal income tax. The fund invests at least 80% of its net assets in investment grade municipal bonds, which are those rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the fund's sub-adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as "high yield" or "junk" bonds. The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The fund's sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Alternative Minimum Tax Risk—The fund has no limit as to the amount that can be invested in alternative minimum tax bonds; therefore, all or a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. Also, if the fund invests in inverse floaters, the fund's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floaters because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Wisconsin, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 7.86% and -5.23%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Wisconsin Municipal Bond Fund | Standard & Poor's (S&P) National Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Year	rr_AverageAnnualReturnYear05	3.83%
10 Year	rr_AverageAnnualReturnYear10	4.82%
Nuveen Wisconsin Municipal Bond Fund | Standard & Poor's (S&P) Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Year	rr_AverageAnnualReturnYear05	4.63%
10 Year	rr_AverageAnnualReturnYear10	5.55%
Nuveen Wisconsin Municipal Bond Fund | Lipper Peer Group (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Year	rr_AverageAnnualReturnYear05	2.90%
10 Year	rr_AverageAnnualReturnYear10	3.81%

[1]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[2]	Class A year-to-date return as of June 30, 2011 was 5.07%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011